ACQUISITIONS (Bison Midstream) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended			0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 SMP Holdings' equity in Bison Midstream	Mar. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream	Jun. 04, 2013 Bison Midstream Subsequent Event	Jun. 04, 2013 Bison Midstream Other Gas Gathering Contract Minimum Subsequent Event	Jun. 04, 2013 Bison Midstream Other Gas Gathering Contract Maximum Subsequent Event	Jun. 04, 2013 Bison Midstream SMP Holdings' equity in Bison Midstream Subsequent Event	Jun. 04, 2013 Bison Midstream Limited partners, Common Subsequent Event	Jun. 04, 2013 Bison Midstream General Partner Units Subsequent Event
Business Acquisition [Line Items]
Useful lives							5 years	15 years
Purchase price assigned to Bison Gas Gathering system					$ 303,168
Current assets					5,705
Property, plant, and equipment					85,477
Intangible assets					164,502
Other noncurrent assets					2,187
Total assets acquired					257,871
Current liabilities					6,112
Other noncurrent liabilities					2,790
Total liabilities assumed					8,902
Net identifiable assets acquired					248,969
Goodwill	99,677	45,478		54,200	54,199
Cost of acquired entity, purchase price						248,900
Cost of acquired entity, cash paid									200,000
Units issued to acquire entity										47,900	1,000
Purchase price assigned to Bison Gas Gathering system	$ 303,168		$ 303,168						$ 303,200